Stockholders’ Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 13, 2024
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized	10,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock issued (in Dollars)
Preferred stock outstanding (in Dollars)
Common stock, shares authorized	200,000,000	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting right	one
Common stock, shares issued	6,575,561	0
Common stock, shares outstanding	6,575,561	0
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting right	one
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Common stock, shares outstanding	0	5,750,000
Common stock, shares issued	0	5,750,000
Common stock subject to possible redemption	25,561	249,659
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting right	one
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common stock, shares outstanding			5,750,000
Common stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued	6,575,561	6,575,561
Common stock, shares outstanding	0	0